Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000156279 | Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000156279 | Emerging Asia
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000156279 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156279 | Australian dollar
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156279 | Chinese yuan renminbi offshore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000156279 | Euro
Holdings [Line Items]
Percent of Total Investments	8.60%
C000156279 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	8.20%
C000156279 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	6.20%
C000156279 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	70.90%
C000156279 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156279 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156279 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156279 | MakeMyTrip Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156279 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156279 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156279 | Adyen NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156279 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156279 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156279 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156279 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156279 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156279 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000156279 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156279 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156279 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000156279 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156279 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000156279 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000156280 | Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000156280 | Emerging Asia
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000156280 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156280 | Australian dollar
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156280 | Chinese yuan renminbi offshore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000156280 | Euro
Holdings [Line Items]
Percent of Total Investments	8.60%
C000156280 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	8.20%
C000156280 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	6.20%
C000156280 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	70.90%
C000156280 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156280 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156280 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156280 | MakeMyTrip Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156280 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156280 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156280 | Adyen NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156280 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156280 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156280 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156280 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000156280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000156280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000156280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000156278 | Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000156278 | Emerging Asia
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000156278 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156278 | Australian dollar
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156278 | Chinese yuan renminbi offshore
Holdings [Line Items]
Percent of Total Investments	4.40%
C000156278 | Euro
Holdings [Line Items]
Percent of Total Investments	8.60%
C000156278 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	8.20%
C000156278 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	6.20%
C000156278 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	70.90%
C000156278 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156278 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156278 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156278 | MakeMyTrip Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156278 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156278 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156278 | Adyen NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156278 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156278 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156278 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156278 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156278 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156278 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000156278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000156278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000156278 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000233918 | Euro
Holdings [Line Items]
Percent of Total Investments	11.00%
C000233918 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233918 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	50.80%
C000233918 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000233918 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000233918 | Albanian lek
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233918 | Dominican peso
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233918 | Egyptian pound
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233918 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233918 | Peruvian nuevo sol
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233918 | South African rand
Holdings [Line Items]
Percent of Total Investments	1.70%
C000233918 | Uzbekistani som
Holdings [Line Items]
Percent of Total Investments	1.80%
C000233918 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000233918 | Bonos de la Tesoreria
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233918 | Commonwealth of the Bahamas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233918 | Republic of Iraq
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233918 | Banco Central de la Republica Dominicana
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233918 | Benin Government Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233918 | Republic of Cote d'Ivoire
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233918 | Republic of Cameroon
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233918 | Republic of Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233918 | Papua New Guinea Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233918 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233918 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000233918 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233918 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233918 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233918 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233918 | Sovereign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000233918 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233918 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000233918 | Sovereign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000233918 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000233918 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233919 | Euro
Holdings [Line Items]
Percent of Total Investments	11.00%
C000233919 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233919 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	50.80%
C000233919 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000233919 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000233919 | Albanian lek
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233919 | Dominican peso
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233919 | Egyptian pound
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233919 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233919 | Peruvian nuevo sol
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233919 | South African rand
Holdings [Line Items]
Percent of Total Investments	1.70%
C000233919 | Uzbekistani som
Holdings [Line Items]
Percent of Total Investments	1.80%
C000233919 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000233919 | Bonos de la Tesoreria
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233919 | Commonwealth of the Bahamas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233919 | Republic of Iraq
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233919 | Banco Central de la Republica Dominicana
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233919 | Benin Government Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233919 | Republic of Cote d'Ivoire
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233919 | Republic of Cameroon
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233919 | Republic of Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233919 | Papua New Guinea Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000233919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233919 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233919 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233919 | Sovereign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000233919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000233919 | Sovereign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000233919 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000233919 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233920 | Euro
Holdings [Line Items]
Percent of Total Investments	11.00%
C000233920 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233920 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	50.80%
C000233920 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000233920 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000233920 | Albanian lek
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233920 | Dominican peso
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233920 | Egyptian pound
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233920 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	7.50%
C000233920 | Peruvian nuevo sol
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233920 | South African rand
Holdings [Line Items]
Percent of Total Investments	1.70%
C000233920 | Uzbekistani som
Holdings [Line Items]
Percent of Total Investments	1.80%
C000233920 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000233920 | Bonos de la Tesoreria
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233920 | Commonwealth of the Bahamas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233920 | Republic of Iraq
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233920 | Banco Central de la Republica Dominicana
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233920 | Benin Government Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233920 | Republic of Cote d'Ivoire
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233920 | Republic of Cameroon
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233920 | Republic of Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233920 | Papua New Guinea Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000233920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233920 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233920 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233920 | Sovereign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000233920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233920 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000233920 | Sovereign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000233920 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000233920 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232416 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232416 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232416 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232416 | Delta Topco, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232416 | UKG, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232416 | Nexus Buyer LLC First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232416 | BCPE Grill Parent, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232416 | Surgery Center Holdings, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232416 | BroadStreet Partners, Inc. First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232416 | TGP Holdings III LLC First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232416 | Kuehg Corp. First Lien Term Loan C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232416 | Amynta Agency Borrower, Inc. First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232416 | Motion Finco SARL First Lien B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232416 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232416 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000232416 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000232416 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232416 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000232416 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232416 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000232416 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232416 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232416 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232416 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000232416 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232416 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232416 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232414 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232414 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232414 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232414 | Delta Topco, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232414 | UKG, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232414 | Nexus Buyer LLC First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232414 | BCPE Grill Parent, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232414 | Surgery Center Holdings, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232414 | BroadStreet Partners, Inc. First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232414 | TGP Holdings III LLC First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232414 | Kuehg Corp. First Lien Term Loan C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232414 | Amynta Agency Borrower, Inc. First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232414 | Motion Finco SARL First Lien B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000232414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000232414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000232414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000232414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232414 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232414 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000232414 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232414 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232414 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232415 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232415 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232415 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232415 | Delta Topco, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232415 | UKG, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232415 | Nexus Buyer LLC First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232415 | BCPE Grill Parent, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232415 | Surgery Center Holdings, Inc. First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232415 | BroadStreet Partners, Inc. First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232415 | TGP Holdings III LLC First Lien Term Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232415 | Kuehg Corp. First Lien Term Loan C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232415 | Amynta Agency Borrower, Inc. First Lien Term Loan B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232415 | Motion Finco SARL First Lien B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232415 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232415 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000232415 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000232415 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232415 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000232415 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232415 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000232415 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232415 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232415 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232415 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000232415 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232415 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232415 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200633 | Euro
Holdings [Line Items]
Percent of Total Investments	5.40%
C000200633 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	94.60%
C000200633 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200633 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200633 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200633 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200633 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200633 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200633 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200633 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200633 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200633 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200633 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200633 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000200633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000200633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200633 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000200633 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200634 | Euro
Holdings [Line Items]
Percent of Total Investments	5.40%
C000200634 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	94.60%
C000200634 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200634 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200634 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200634 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200634 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200634 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200634 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200634 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200634 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200634 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200634 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200634 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200634 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000200634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000200634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200634 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200634 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200634 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000200634 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179292 | Euro
Holdings [Line Items]
Percent of Total Investments	5.40%
C000179292 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	94.60%
C000179292 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000179292 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000179292 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179292 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179292 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000179292 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179292 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179292 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179292 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179292 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179292 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179292 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179292 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179292 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000179292 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000179292 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179292 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179292 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179292 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179292 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179292 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000179292 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217727 | Euro
Holdings [Line Items]
Percent of Total Investments	10.10%
C000217727 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.80%
C000217727 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	71.10%
C000217727 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217727 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217727 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217727 | British pound
Holdings [Line Items]
Percent of Total Investments	9.10%
C000217727 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217727 | Danish krone
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217727 | Swedish krona
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217727 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	2.50%
C000217727 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217727 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217727 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217727 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217727 | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217727 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217727 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217727 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217727 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217727 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000217727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000217727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000217727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217727 | Americas
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000217727 | Europe
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000191853 | Euro
Holdings [Line Items]
Percent of Total Investments	10.10%
C000191853 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.80%
C000191853 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	71.10%
C000191853 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191853 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191853 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191853 | British pound
Holdings [Line Items]
Percent of Total Investments	9.10%
C000191853 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	1.40%
C000191853 | Danish krone
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191853 | Swedish krona
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191853 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	2.50%
C000191853 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000191853 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191853 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191853 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191853 | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191853 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191853 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191853 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191853 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191853 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000191853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000191853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000191853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000191853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000191853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000191853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191853 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191853 | Americas
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000191853 | Europe
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000191852 | Euro
Holdings [Line Items]
Percent of Total Investments	10.10%
C000191852 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.80%
C000191852 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	71.10%
C000191852 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191852 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191852 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191852 | British pound
Holdings [Line Items]
Percent of Total Investments	9.10%
C000191852 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	1.40%
C000191852 | Danish krone
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191852 | Swedish krona
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191852 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	2.50%
C000191852 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000191852 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191852 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191852 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191852 | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191852 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191852 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191852 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191852 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191852 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000191852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000191852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000191852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000191852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000191852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000191852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191852 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191852 | Americas
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000191852 | Europe
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000221236 | Euro
Holdings [Line Items]
Percent of Total Investments	26.00%
C000221236 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	1.20%
C000221236 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	38.80%
C000221236 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221236 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221236 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221236 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221236 | British pound
Holdings [Line Items]
Percent of Total Investments	13.80%
C000221236 | Danish krone
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221236 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	7.60%
C000221236 | Chilean peso
Holdings [Line Items]
Percent of Total Investments	0.70%
C000221236 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	4.40%
C000221236 | Korean won
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221236 | Russian ruble
Holdings [Line Items]
Percent of Total Investments	0.00%
C000221236 | BFF Bank SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221236 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221236 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221236 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221236 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221236 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221236 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221236 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221236 | TUI AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221236 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000221236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000221236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000221236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000221236 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221236 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221236 | Americas
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000221236 | Europe
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000161820 | Euro
Holdings [Line Items]
Percent of Total Investments	26.00%
C000161820 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161820 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	38.80%
C000161820 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161820 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161820 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161820 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161820 | British pound
Holdings [Line Items]
Percent of Total Investments	13.80%
C000161820 | Danish krone
Holdings [Line Items]
Percent of Total Investments	5.10%
C000161820 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	7.60%
C000161820 | Chilean peso
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161820 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	4.40%
C000161820 | Korean won
Holdings [Line Items]
Percent of Total Investments	2.40%
C000161820 | Russian ruble
Holdings [Line Items]
Percent of Total Investments	0.00%
C000161820 | BFF Bank SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161820 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161820 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161820 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161820 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161820 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161820 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161820 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161820 | TUI AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000161820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000161820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000161820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161820 | Americas
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000161820 | Europe
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000086273 | Euro
Holdings [Line Items]
Percent of Total Investments	26.00%
C000086273 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	1.20%
C000086273 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	38.80%
C000086273 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000086273 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086273 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000086273 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086273 | British pound
Holdings [Line Items]
Percent of Total Investments	13.80%
C000086273 | Danish krone
Holdings [Line Items]
Percent of Total Investments	5.10%
C000086273 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	7.60%
C000086273 | Chilean peso
Holdings [Line Items]
Percent of Total Investments	0.70%
C000086273 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	4.40%
C000086273 | Korean won
Holdings [Line Items]
Percent of Total Investments	2.40%
C000086273 | Russian ruble
Holdings [Line Items]
Percent of Total Investments	0.00%
C000086273 | BFF Bank SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000086273 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086273 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086273 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000086273 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086273 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086273 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086273 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000086273 | TUI AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000086273 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086273 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086273 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000086273 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000086273 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000086273 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086273 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000086273 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086273 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000086273 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000086273 | Americas
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000086273 | Europe
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000141340 | Euro
Holdings [Line Items]
Percent of Total Investments	2.90%
C000141340 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	7.30%
C000141340 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	69.80%
C000141340 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141340 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141340 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141340 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141340 | British pound
Holdings [Line Items]
Percent of Total Investments	9.80%
C000141340 | Danish krone
Holdings [Line Items]
Percent of Total Investments	3.70%
C000141340 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	2.70%
C000141340 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141340 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141340 | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141340 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141340 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	3.80%
C000141340 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141340 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141340 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141340 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141340 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000141340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000141340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000141340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000141340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141340 | Americas
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000141340 | Europe
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000103057 | Euro
Holdings [Line Items]
Percent of Total Investments	2.90%
C000103057 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	7.30%
C000103057 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	69.80%
C000103057 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103057 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103057 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000103057 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000103057 | British pound
Holdings [Line Items]
Percent of Total Investments	9.80%
C000103057 | Danish krone
Holdings [Line Items]
Percent of Total Investments	3.70%
C000103057 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	2.70%
C000103057 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103057 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103057 | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103057 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103057 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	3.80%
C000103057 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103057 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000103057 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000103057 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103057 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103057 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103057 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000103057 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000103057 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000103057 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000103057 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103057 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103057 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000103057 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103057 | Americas
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000103057 | Europe
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000068053 | Euro
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068053 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	7.30%
C000068053 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	69.80%
C000068053 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000068053 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000068053 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000068053 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000068053 | British pound
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068053 | Danish krone
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068053 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068053 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068053 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000068053 | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000068053 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068053 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068053 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068053 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000068053 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000068053 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000068053 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068053 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000068053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000068053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000068053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000068053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000068053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000068053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000068053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000068053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000068053 | Americas
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000068053 | Europe
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000233921 | Euro
Holdings [Line Items]
Percent of Total Investments	6.40%
C000233921 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233921 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	53.30%
C000233921 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000233921 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000233921 | Albanian lek
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233921 | Dominican peso
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233921 | Egyptian pound
Holdings [Line Items]
Percent of Total Investments	6.60%
C000233921 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233921 | Peruvian nuevo sol
Holdings [Line Items]
Percent of Total Investments	6.50%
C000233921 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233921 | Bonos de la Tesoreria
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233921 | Commonwealth of the Bahamas
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233921 | Republic of Iraq
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233921 | Banco Central de la Republica Dominicana
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233921 | Benin Government Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233921 | Iceland krona
Holdings [Line Items]
Percent of Total Investments	5.90%
C000233921 | Serbian dinar
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233921 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233921 | Republic of Iceland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233921 | Tunisian Republic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233921 | Aris Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233921 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233921 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233921 | Sovereign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000233921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000233921 | Sovereign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000233921 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233921 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233921 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233921 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000233922 | Euro
Holdings [Line Items]
Percent of Total Investments	6.40%
C000233922 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233922 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	53.30%
C000233922 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000233922 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000233922 | Albanian lek
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233922 | Dominican peso
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233922 | Egyptian pound
Holdings [Line Items]
Percent of Total Investments	6.60%
C000233922 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233922 | Peruvian nuevo sol
Holdings [Line Items]
Percent of Total Investments	6.50%
C000233922 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233922 | Bonos de la Tesoreria
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233922 | Commonwealth of the Bahamas
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233922 | Republic of Iraq
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233922 | Banco Central de la Republica Dominicana
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233922 | Benin Government Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233922 | Iceland krona
Holdings [Line Items]
Percent of Total Investments	5.90%
C000233922 | Serbian dinar
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233922 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233922 | Republic of Iceland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233922 | Tunisian Republic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233922 | Aris Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233922 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233922 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233922 | Sovereign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000233922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000233922 | Sovereign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000233922 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233922 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233922 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233922 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000233923 | Euro
Holdings [Line Items]
Percent of Total Investments	6.40%
C000233923 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233923 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	53.30%
C000233923 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000233923 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000233923 | Albanian lek
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233923 | Dominican peso
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233923 | Egyptian pound
Holdings [Line Items]
Percent of Total Investments	6.60%
C000233923 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233923 | Peruvian nuevo sol
Holdings [Line Items]
Percent of Total Investments	6.50%
C000233923 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233923 | Bonos de la Tesoreria
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233923 | Commonwealth of the Bahamas
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233923 | Republic of Iraq
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233923 | Banco Central de la Republica Dominicana
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233923 | Benin Government Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233923 | Iceland krona
Holdings [Line Items]
Percent of Total Investments	5.90%
C000233923 | Serbian dinar
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233923 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233923 | Republic of Iceland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233923 | Tunisian Republic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233923 | Aris Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233923 | Sovereign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000233923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000233923 | Sovereign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000233923 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233923 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233923 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233923 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141339 | Euro
Holdings [Line Items]
Percent of Total Investments	20.90%
C000141339 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.90%
C000141339 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	49.50%
C000141339 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141339 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141339 | British pound
Holdings [Line Items]
Percent of Total Investments	13.80%
C000141339 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	9.10%
C000141339 | Korean won
Holdings [Line Items]
Percent of Total Investments	3.80%
C000141339 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141339 | Heidelberg Materials AG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141339 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141339 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141339 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141339 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141339 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141339 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141339 | Compass Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141339 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000141339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000141339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000141339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000141339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000141339 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000141339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141339 | Americas
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000141339 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000116602 | Euro
Holdings [Line Items]
Percent of Total Investments	20.90%
C000116602 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.90%
C000116602 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	49.50%
C000116602 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000116602 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000116602 | British pound
Holdings [Line Items]
Percent of Total Investments	13.80%
C000116602 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	9.10%
C000116602 | Korean won
Holdings [Line Items]
Percent of Total Investments	3.80%
C000116602 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116602 | Heidelberg Materials AG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116602 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116602 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000116602 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000116602 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116602 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116602 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116602 | Compass Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116602 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000116602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000116602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000116602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000116602 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000116602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000116602 | Americas
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000116602 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000054562 | Euro
Holdings [Line Items]
Percent of Total Investments	20.90%
C000054562 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.90%
C000054562 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	49.50%
C000054562 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000054562 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000054562 | British pound
Holdings [Line Items]
Percent of Total Investments	13.80%
C000054562 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	9.10%
C000054562 | Korean won
Holdings [Line Items]
Percent of Total Investments	3.80%
C000054562 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000054562 | Heidelberg Materials AG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000054562 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000054562 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000054562 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000054562 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000054562 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000054562 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000054562 | Compass Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000054562 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000054562 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000054562 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000054562 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000054562 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000054562 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000054562 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000054562 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000054562 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000054562 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000054562 | Americas
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000054562 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000138113 | Euro
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138113 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	99.90%
C000138113 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000138113 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000138113 | CCO Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138113 | Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138113 | VistaJet Malta Finance plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138113 | Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000138113 | Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000138113 | Acrisure LLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138113 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138113 | NCL Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138113 | TKC Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138113 | Alliant Holdings Intermediate LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000138113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000138113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000138113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000138113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000138113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000138113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000138113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138113 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000138113 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000138113 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000138113 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000138113 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173655 | Euro
Holdings [Line Items]
Percent of Total Investments	0.10%
C000173655 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	99.90%
C000173655 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000173655 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173655 | CCO Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173655 | Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173655 | VistaJet Malta Finance plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173655 | Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173655 | Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173655 | Acrisure LLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173655 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173655 | NCL Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173655 | TKC Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173655 | Alliant Holdings Intermediate LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000173655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000173655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000173655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000173655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000173655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000173655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173655 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000173655 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000173655 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173655 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173655 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000138112 | Euro
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138112 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	99.90%
C000138112 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000138112 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000138112 | CCO Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138112 | Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138112 | VistaJet Malta Finance plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138112 | Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000138112 | Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000138112 | Acrisure LLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138112 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138112 | NCL Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138112 | TKC Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138112 | Alliant Holdings Intermediate LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000138112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000138112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000138112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000138112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000138112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000138112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000138112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138112 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000138112 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000138112 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000138112 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000138112 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141334 | Euro
Holdings [Line Items]
Percent of Total Investments	33.00%
C000141334 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	19.50%
C000141334 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141334 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141334 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141334 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141334 | British pound
Holdings [Line Items]
Percent of Total Investments	17.40%
C000141334 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	2.80%
C000141334 | Danish krone
Holdings [Line Items]
Percent of Total Investments	6.80%
C000141334 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	10.40%
C000141334 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141334 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	6.30%
C000141334 | Korean won
Holdings [Line Items]
Percent of Total Investments	3.00%
C000141334 | Russian ruble
Holdings [Line Items]
Percent of Total Investments	0.00%
C000141334 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000141334 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141334 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141334 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141334 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141334 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	0.80%
C000141334 | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141334 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141334 | Melrose Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000141334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000141334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000141334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000141334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000141334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000141334 | Americas
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000141334 | Europe
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017760 | Euro
Holdings [Line Items]
Percent of Total Investments	33.00%
C000017760 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	19.50%
C000017760 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017760 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017760 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017760 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017760 | British pound
Holdings [Line Items]
Percent of Total Investments	17.40%
C000017760 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017760 | Danish krone
Holdings [Line Items]
Percent of Total Investments	6.80%
C000017760 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	10.40%
C000017760 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017760 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	6.30%
C000017760 | Korean won
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017760 | Russian ruble
Holdings [Line Items]
Percent of Total Investments	0.00%
C000017760 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017760 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017760 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017760 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017760 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017760 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017760 | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017760 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017760 | Melrose Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017760 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000017760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017760 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000017760 | Americas
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017760 | Europe
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017761 | Euro
Holdings [Line Items]
Percent of Total Investments	33.00%
C000017761 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	19.50%
C000017761 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017761 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017761 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017761 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017761 | British pound
Holdings [Line Items]
Percent of Total Investments	17.40%
C000017761 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017761 | Danish krone
Holdings [Line Items]
Percent of Total Investments	6.80%
C000017761 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	10.40%
C000017761 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017761 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	6.30%
C000017761 | Korean won
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017761 | Russian ruble
Holdings [Line Items]
Percent of Total Investments	0.00%
C000017761 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017761 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017761 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017761 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017761 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017761 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017761 | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017761 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017761 | Melrose Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017761 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017761 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000017761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017761 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000017761 | Americas
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017761 | Europe
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000235883 | Australian dollar
Holdings [Line Items]
Percent of Total Investments	2.90%
C000235883 | Euro
Holdings [Line Items]
Percent of Total Investments	24.60%
C000235883 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.50%
C000235883 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235883 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	22.60%
C000235883 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000235883 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235883 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000235883 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000235883 | British pound
Holdings [Line Items]
Percent of Total Investments	23.60%
C000235883 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	2.40%
C000235883 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	11.80%
C000235883 | Korean won
Holdings [Line Items]
Percent of Total Investments	1.70%
C000235883 | Glenveagh Properties plc
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000235883 | M&C Saatchi plc
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235883 | Despegar.com Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235883 | Zuken, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000235883 | Alten SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235883 | Sato Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235883 | Kansai Paint Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235883 | Steadfast Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235883 | Kingfisher plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235883 | Signify NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000235883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000235883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000235883 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000235883 | Americas
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235883 | Europe
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000235881 | Australian dollar
Holdings [Line Items]
Percent of Total Investments	2.90%
C000235881 | Euro
Holdings [Line Items]
Percent of Total Investments	24.60%
C000235881 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	2.50%
C000235881 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235881 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	22.60%
C000235881 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000235881 | Indonesian rupiah
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235881 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000235881 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000235881 | British pound
Holdings [Line Items]
Percent of Total Investments	23.60%
C000235881 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	2.40%
C000235881 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	11.80%
C000235881 | Korean won
Holdings [Line Items]
Percent of Total Investments	1.70%
C000235881 | Glenveagh Properties plc
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000235881 | M&C Saatchi plc
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235881 | Despegar.com Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235881 | Zuken, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000235881 | Alten SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235881 | Sato Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235881 | Kansai Paint Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235881 | Steadfast Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235881 | Kingfisher plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235881 | Signify NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235881 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235881 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000235881 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000235881 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235881 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235881 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000235881 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235881 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000235881 | Americas
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235881 | Europe
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000206861 | Euro
Holdings [Line Items]
Percent of Total Investments	11.00%
C000206861 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	29.60%
C000206861 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206861 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206861 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000206861 | British pound
Holdings [Line Items]
Percent of Total Investments	18.50%
C000206861 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	5.10%
C000206861 | Danish krone
Holdings [Line Items]
Percent of Total Investments	6.30%
C000206861 | Swedish krona
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206861 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	4.10%
C000206861 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	17.10%
C000206861 | Middle East
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206861 | Brazilian real
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206861 | Israel new shekel
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206861 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206861 | ConvaTec Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206861 | Swedish Orphan Biovitrum AB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206861 | JET2 plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206861 | Ambu A/S
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206861 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206861 | Rotork plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206861 | Azbil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206861 | WNS Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206861 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000206861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000206861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000206861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206861 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206861 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206861 | Americas
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000206861 | Europe
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000168896 | Euro
Holdings [Line Items]
Percent of Total Investments	11.00%
C000168896 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	29.60%
C000168896 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168896 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168896 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000168896 | British pound
Holdings [Line Items]
Percent of Total Investments	18.50%
C000168896 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	5.10%
C000168896 | Danish krone
Holdings [Line Items]
Percent of Total Investments	6.30%
C000168896 | Swedish krona
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168896 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168896 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	17.10%
C000168896 | Middle East
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168896 | Brazilian real
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168896 | Israel new shekel
Holdings [Line Items]
Percent of Total Investments	0.90%
C000168896 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168896 | ConvaTec Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168896 | Swedish Orphan Biovitrum AB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168896 | JET2 plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168896 | Ambu A/S
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168896 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168896 | Rotork plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168896 | Azbil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168896 | WNS Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168896 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000168896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000168896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168896 | Americas
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000168896 | Europe
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000017762 | Euro
Holdings [Line Items]
Percent of Total Investments	11.00%
C000017762 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	29.60%
C000017762 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017762 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017762 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017762 | British pound
Holdings [Line Items]
Percent of Total Investments	18.50%
C000017762 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	5.10%
C000017762 | Danish krone
Holdings [Line Items]
Percent of Total Investments	6.30%
C000017762 | Swedish krona
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017762 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	4.10%
C000017762 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	17.10%
C000017762 | Middle East
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017762 | Brazilian real
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017762 | Israel new shekel
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017762 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017762 | ConvaTec Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017762 | Swedish Orphan Biovitrum AB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017762 | JET2 plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017762 | Ambu A/S
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017762 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017762 | Rotork plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017762 | Azbil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017762 | WNS Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017762 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017762 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017762 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017762 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000017762 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000017762 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017762 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017762 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017762 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017762 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017762 | Americas
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017762 | Europe
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000141335 | Euro
Holdings [Line Items]
Percent of Total Investments	20.60%
C000141335 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	3.60%
C000141335 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	3.50%
C000141335 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	27.80%
C000141335 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000141335 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000141335 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141335 | British pound
Holdings [Line Items]
Percent of Total Investments	15.70%
C000141335 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	3.60%
C000141335 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	17.10%
C000141335 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	1.80%
C000141335 | Korean won
Holdings [Line Items]
Percent of Total Investments	5.80%
C000141335 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141335 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141335 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141335 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141335 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	0.50%
C000141335 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000141335 | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141335 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141335 | HCL Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141335 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141335 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000141335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000141335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000141335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000141335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141335 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141335 | Americas
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000141335 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000037860 | Euro
Holdings [Line Items]
Percent of Total Investments	20.60%
C000037860 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	3.60%
C000037860 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	3.50%
C000037860 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	27.80%
C000037860 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000037860 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000037860 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000037860 | British pound
Holdings [Line Items]
Percent of Total Investments	15.70%
C000037860 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	3.60%
C000037860 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	17.10%
C000037860 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	1.80%
C000037860 | Korean won
Holdings [Line Items]
Percent of Total Investments	5.80%
C000037860 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037860 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037860 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037860 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037860 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037860 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037860 | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037860 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037860 | HCL Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037860 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037860 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000037860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000037860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000037860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000037860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000037860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037860 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037860 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037860 | Americas
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000037860 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000017763 | Euro
Holdings [Line Items]
Percent of Total Investments	20.60%
C000017763 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	3.60%
C000017763 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	3.50%
C000017763 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	27.80%
C000017763 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017763 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017763 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017763 | British pound
Holdings [Line Items]
Percent of Total Investments	15.70%
C000017763 | Canadian dollar
Holdings [Line Items]
Percent of Total Investments	3.60%
C000017763 | Swiss franc
Holdings [Line Items]
Percent of Total Investments	17.10%
C000017763 | Japanese yen
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017763 | Korean won
Holdings [Line Items]
Percent of Total Investments	5.80%
C000017763 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017763 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017763 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017763 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017763 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017763 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017763 | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017763 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017763 | HCL Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017763 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017763 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017763 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017763 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017763 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017763 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017763 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017763 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017763 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017763 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017763 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017763 | Americas
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017763 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000141336 | Euro
Holdings [Line Items]
Percent of Total Investments	1.30%
C000141336 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	98.70%
C000141336 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141336 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141336 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141336 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141336 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141336 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141336 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141336 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141336 | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141336 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141336 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141336 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000141336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000141336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000141336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141336 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141336 | Americas
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000141336 | Europe
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017764 | Euro
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017764 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	98.70%
C000017764 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017764 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017764 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017764 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017764 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017764 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017764 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017764 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017764 | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017764 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017764 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017764 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017764 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017764 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000017764 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017764 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017764 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017764 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017764 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017764 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017764 | Americas
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000017764 | Europe
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017765 | Euro
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017765 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	98.70%
C000017765 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017765 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017765 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017765 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017765 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017765 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017765 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017765 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017765 | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017765 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017765 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017765 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000017765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017765 | Americas
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000017765 | Europe
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141337 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000141337 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141337 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141337 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141337 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141337 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141337 | U-Haul Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141337 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141337 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141337 | Vontier Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141337 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141337 | Waters Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141337 | OGE Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000141337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000141337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000141337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000141337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141337 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000110142 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000110142 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110142 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110142 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110142 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110142 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110142 | U-Haul Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110142 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110142 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110142 | Vontier Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110142 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110142 | Waters Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110142 | OGE Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110142 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110142 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110142 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110142 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110142 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000110142 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000110142 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000110142 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110142 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110142 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110142 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017766 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000017766 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017766 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017766 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017766 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017766 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017766 | U-Haul Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017766 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017766 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017766 | Vontier Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017766 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017766 | Waters Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017766 | OGE Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000217733 | Euro
Holdings [Line Items]
Percent of Total Investments	10.10%
C000217733 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	85.80%
C000217733 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217733 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217733 | Korean won
Holdings [Line Items]
Percent of Total Investments	4.10%
C000217733 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217733 | Heidelberg Materials AG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217733 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217733 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217733 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217733 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217733 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217733 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217733 | Aramark
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217733 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217733 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000217733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000217733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000217733 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217733 | Americas
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000217733 | Europe
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217731 | Euro
Holdings [Line Items]
Percent of Total Investments	10.10%
C000217731 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	85.80%
C000217731 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217731 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217731 | Korean won
Holdings [Line Items]
Percent of Total Investments	4.10%
C000217731 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217731 | Heidelberg Materials AG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217731 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217731 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217731 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217731 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217731 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217731 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217731 | Aramark
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217731 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000217731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000217731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000217731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217731 | Americas
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000217731 | Europe
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217732 | Euro
Holdings [Line Items]
Percent of Total Investments	10.10%
C000217732 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	85.80%
C000217732 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217732 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217732 | Korean won
Holdings [Line Items]
Percent of Total Investments	4.10%
C000217732 | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217732 | Heidelberg Materials AG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217732 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217732 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217732 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217732 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217732 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217732 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217732 | Aramark
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217732 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217732 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000217732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000217732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000217732 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217732 | Americas
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000217732 | Europe
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000177293 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000177293 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177293 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177293 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177293 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177293 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177293 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177293 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177293 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177293 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177293 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177293 | Veracyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177293 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177293 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177293 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000177293 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000177293 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000177293 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177293 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177293 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000177293 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000113863 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000113863 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113863 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113863 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113863 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113863 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113863 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113863 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113863 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113863 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113863 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113863 | Veracyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113863 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113863 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113863 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000113863 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113863 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000113863 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113863 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113863 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000113863 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000017767 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	100.00%
C000017767 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017767 | Other assets less liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017767 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017767 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017767 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017767 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017767 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017767 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017767 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017767 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017767 | Veracyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017767 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000017767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000017767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017767 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000235949 | Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235949 | Emerging Asia
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000235949 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000235949 | Euro
Holdings [Line Items]
Percent of Total Investments	6.50%
C000235949 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	14.00%
C000235949 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	11.60%
C000235949 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	15.60%
C000235949 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235949 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235949 | South African rand
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235949 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000235949 | Korean won
Holdings [Line Items]
Percent of Total Investments	11.60%
C000235949 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235949 | Brazilian real
Holdings [Line Items]
Percent of Total Investments	5.40%
C000235949 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000235949 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235949 | Europe, Middle East and Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000235949 | New Taiwan dollar
Holdings [Line Items]
Percent of Total Investments	19.50%
C000235949 | Vietnamese dong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000235949 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235949 | E Ink Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235949 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235949 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235949 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235949 | Zhuzhou CRRC Times Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235949 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000235949 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000235949 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000235949 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000235949 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235949 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000235949 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235949 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235949 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034765 | Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034765 | Emerging Asia
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000034765 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034765 | Euro
Holdings [Line Items]
Percent of Total Investments	6.50%
C000034765 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	14.00%
C000034765 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	11.60%
C000034765 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	15.60%
C000034765 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034765 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034765 | South African rand
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034765 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034765 | Korean won
Holdings [Line Items]
Percent of Total Investments	11.60%
C000034765 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034765 | Brazilian real
Holdings [Line Items]
Percent of Total Investments	5.40%
C000034765 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034765 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034765 | Europe, Middle East and Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034765 | New Taiwan dollar
Holdings [Line Items]
Percent of Total Investments	19.50%
C000034765 | Vietnamese dong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034765 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034765 | E Ink Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034765 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034765 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034765 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034765 | Zhuzhou CRRC Times Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000034765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000034765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000034765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063255 | Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063255 | Emerging Asia
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000063255 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000063255 | Euro
Holdings [Line Items]
Percent of Total Investments	6.50%
C000063255 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063255 | Indian rupee
Holdings [Line Items]
Percent of Total Investments	11.60%
C000063255 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	15.60%
C000063255 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063255 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063255 | South African rand
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063255 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000063255 | Korean won
Holdings [Line Items]
Percent of Total Investments	11.60%
C000063255 | Mexican peso
Holdings [Line Items]
Percent of Total Investments	2.10%
C000063255 | Brazilian real
Holdings [Line Items]
Percent of Total Investments	5.40%
C000063255 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063255 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063255 | Europe, Middle East and Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000063255 | New Taiwan dollar
Holdings [Line Items]
Percent of Total Investments	19.50%
C000063255 | Vietnamese dong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063255 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063255 | E Ink Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063255 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063255 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063255 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063255 | Zhuzhou CRRC Times Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000063255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000063255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000063255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063255 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063255 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141338 | Euro
Holdings [Line Items]
Percent of Total Investments	13.10%
C000141338 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	79.80%
C000141338 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141338 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141338 | British pound
Holdings [Line Items]
Percent of Total Investments	5.80%
C000141338 | Korean won
Holdings [Line Items]
Percent of Total Investments	1.30%
C000141338 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141338 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141338 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141338 | Kerry Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141338 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141338 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141338 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141338 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141338 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141338 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141338 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000141338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000141338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141338 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000141338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141338 | Americas
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000141338 | Europe
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000103056 | Euro
Holdings [Line Items]
Percent of Total Investments	13.10%
C000103056 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	79.80%
C000103056 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103056 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103056 | British pound
Holdings [Line Items]
Percent of Total Investments	5.80%
C000103056 | Korean won
Holdings [Line Items]
Percent of Total Investments	1.30%
C000103056 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103056 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103056 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103056 | Kerry Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103056 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103056 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103056 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103056 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103056 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103056 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103056 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000103056 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000103056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000103056 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000103056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000103056 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000103056 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000103056 | Americas
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000103056 | Europe
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017872 | Euro
Holdings [Line Items]
Percent of Total Investments	13.10%
C000017872 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	79.80%
C000017872 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017872 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017872 | British pound
Holdings [Line Items]
Percent of Total Investments	5.80%
C000017872 | Korean won
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017872 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017872 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017872 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017872 | Kerry Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017872 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017872 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017872 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017872 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017872 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017872 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000017872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017872 | Americas
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000017872 | Europe
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000234511 | Euro
Holdings [Line Items]
Percent of Total Investments	7.30%
C000234511 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234511 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	86.50%
C000234511 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234511 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234511 | British pound
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234511 | Korean won
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234511 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234511 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234511 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234511 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234511 | Cable One, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234511 | WaFd, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234511 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234511 | Medtronic plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234511 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234511 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000234511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234511 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234511 | Americas
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000234511 | Europe
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000234512 | Euro
Holdings [Line Items]
Percent of Total Investments	7.30%
C000234512 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234512 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	86.50%
C000234512 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234512 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234512 | British pound
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234512 | Korean won
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234512 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234512 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234512 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234512 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234512 | Cable One, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234512 | WaFd, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234512 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234512 | Medtronic plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234512 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234512 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000234512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234512 | Americas
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000234512 | Europe
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000234513 | Euro
Holdings [Line Items]
Percent of Total Investments	7.30%
C000234513 | Hong Kong dollar
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234513 | U.S. dollar
Holdings [Line Items]
Percent of Total Investments	86.50%
C000234513 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234513 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234513 | British pound
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234513 | Korean won
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234513 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234513 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234513 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234513 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234513 | Cable One, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234513 | WaFd, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234513 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234513 | Medtronic plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234513 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234513 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234513 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000234513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234513 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234513 | Americas
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000234513 | Europe
Holdings [Line Items]
Percent of Net Asset Value	12.80%